UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value

CONSUMER DISCRETIONARY — 14.3%
Advance Auto Parts	21,655	$1,592,075
Comcast, Cl A	76,800	2,924,544
General Motors	102,000	2,865,180
Genuine Parts	23,400	1,591,902
Target	51,200	3,092,992
Time Warner	30,000	1,515,600
Viacom, Cl B	50,600	3,053,710
Wal-Mart Stores	21,600	1,510,920
Walt Disney	59,800	3,222,024

		21,368,947

CONSUMER STAPLES — 6.0%
CVS Caremark	59,500	3,046,400
General Mills	70,600	2,960,964
PepsiCo	41,700	3,037,845

		9,045,209

ENERGY — 11.8%
Anadarko Petroleum	39,500	3,160,790
Chevron	27,400	3,155,110
EQT	50,900	3,023,969
Marathon Oil	95,800	3,219,838
Occidental Petroleum	57,700	5,093,179

		17,652,886

FINANCIAL SERVICES — 20.0%
ACE	36,100	3,080,413
AFLAC	53,800	2,854,628
American International Group*	85,300	3,226,899
Ameriprise Financial	24,100	1,598,312
Bank of America	244,600	2,768,872
CIT Group*	72,600	3,074,610
Hartford Financial Services Group	69,300	1,718,640
JPMorgan Chase	67,800	3,189,990
MetLife	87,000	3,248,580
Travelers	20,000	1,569,200
Wells Fargo	106,700	3,716,361

		30,046,505

HEALTH CARE — 19.6%
Abbott Laboratories	91,000	3,083,080
AbbVie	45,600	1,673,064
Baxter International	44,800	3,039,232
Cardinal Health	67,100	2,939,651
Covidien	51,500	3,210,510
Johnson & Johnson	63,900	4,723,488
Merck	68,200	2,949,650
Novartis ADR	47,200	3,201,104
Pfizer	61,400	1,674,992

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
Teva Pharmaceutical Industries ADR	77,500	$2,944,225

		29,438,996

MATERIALS & PROCESSING — 1.9%
Dow Chemical	89,700	2,888,340

PRODUCER DURABLES — 8.0%
Boeing	39,600	2,925,252
General Dynamics	44,400	2,943,720
Honeywell International	45,400	3,098,096
Union Pacific	23,550	3,095,883

		12,062,951

TECHNOLOGY — 11.1%
Cisco Systems	209,000	4,299,130
EMC*	133,100	3,275,591
Microsoft	166,200	4,565,514
Oracle	86,100	3,057,411
TE Connectivity	38,900	1,512,432

		16,710,078

UTILITIES — 4.3%
American Electric Power	68,600	3,106,894
Vodafone Group ADR	120,100	3,281,132

		6,388,026

Total Common Stock (Cost $109,406,471)		145,601,938

SHORT-TERM INVESTMENT — 2.5%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $3,650,672)	3,650,672	3,650,672

Total Investments — 99.5% (Cost $113,057,143)†		$149,252,610

Percentages are based upon Net Assets of $150,059,801.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2013.

ADR – American Depositary Receipt

Cl – Class

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $113,057,143, and the unrealized appreciation and depreciation were $37,814,421 and $(1,618,954), respectively.

As of January 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JANUARY 31, 2013 (Unaudited)

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-007-1300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.0%
	Shares	Value

CONSUMER DISCRETIONARY — 13.8%
BorgWarner	111,400	$8,263,652
Childrens Place Retail Stores*	131,324	6,545,188
Family Dollar Stores	70,233	3,982,211
Garmin	151,118	5,725,861
Lear	180,076	8,823,724
PetSmart	56,500	3,695,665
Signet Jewelers	132,557	8,295,417
Tupperware Brands	149,000	11,353,800

		56,685,518

CONSUMER STAPLES — 3.9%
Dr. Pepper Snapple Group	87,755	3,955,118
JM Smucker	85,851	7,608,974
Molson Coors Brewing, Cl B	95,300	4,305,654

		15,869,746

ENERGY — 6.1%
Approach Resources	38,056	1,011,909
Cloud Peak Energy	197,631	3,460,519
CONSOL Energy	131,965	4,135,783
PDC Energy*	111,600	4,132,548
Rex Energy*	448,928	5,894,424
Ultra Petroleum	345,517	6,295,320

		24,930,503

FINANCIAL SERVICES — 20.8%
Aspen Insurance Holdings	243,125	8,292,994
Axis Capital Holdings	211,926	8,110,408
BankUnited	314,690	8,465,161
East West Bancorp	363,400	8,521,730
Equifax	149,800	8,793,260
First Financial Bancorp	482,410	7,376,049
HCC Insurance Holdings	216,700	8,381,956
Lazard, Cl A	262,271	9,087,690
PrivateBancorp, Cl A	259,725	4,459,478
Safety Insurance Group	91,338	4,385,137
SVB Financial Group	76,836	5,099,605
Wintrust Financial	130,222	4,827,330

		85,800,798

HEALTH CARE — 8.7%
CareFusion*	337,530	10,476,931
DENTSPLY International	111,786	4,668,183
Hologic	401,946	9,582,393
MEDNAX	99,391	8,503,894
Orthofix International NV	67,996	2,594,048

		35,825,449

MATERIALS & PROCESSING — 6.7%
Cabot Microelectronics	112,960	4,175,002
Packaging Corp of America	213,540	8,206,342
Rock-Tenn, Cl A	60,800	4,800,160

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING — continued
Timken	193,157	$10,355,147

		27,536,651

PRODUCER DURABLES — 18.3%
AGCO	79,477	4,212,281
BE Aerospace	157,126	8,090,418
Colfax*	208,516	9,301,899
Foster Wheeler*	198,619	5,185,942
Hubbell, Cl B	92,282	8,402,276
Manpower	147,700	7,606,550
Quanex Building Products	241,322	4,985,713
Robert Half International	115,637	4,075,048
Simpson Manufacturing	125,726	4,076,037
Trex	104,422	4,411,829
Trinity Industries	122,300	4,855,310
TrueBlue	208,224	3,579,370
Watts Water Technologies, Cl A	142,582	6,573,030

		75,355,703

REAL ESTATE INVESTMENT TRUST — 5.3%
Alexandria Real Estate Equities	112,878	8,183,655
DiamondRock Hospitality	524,610	4,784,443
Digital Realty Trust	62,550	4,247,771
Potlatch	105,154	4,562,632

		21,778,501

TECHNOLOGY — 9.9%
Broadridge Financial Solutions	336,869	7,940,002
Global Payments	203,564	10,027,563
j2 Global	298,722	9,505,334
Jack Henry & Associates	100,363	4,163,057
KLA-Tencor	89,200	4,897,972
Lam Research*	104,300	4,290,902

		40,824,830

UTILITIES — 1.5%
CMS Energy	248,600	6,389,020

Total Common Stock (Cost $310,316,549)		390,996,719

SHORT-TERM INVESTMENT — 6.1%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $25,272,033)	25,272,033	25,272,033

Total Investments — 101.1% (Cost $335,588,582)†		$416,268,752

Percentages are based upon Net Assets of $411,795,118.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2013.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JANUARY 31, 2013 (Unaudited)

Cl – Class

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $335,588,582, and the unrealized appreciation and depreciation were $85,006,396 and $(4,326,226), respectively.

As of January 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-1300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.5%
	Shares	Value

CONSUMER DISCRETIONARY — 14.6%
BorgWarner	6,900	$511,842
Family Dollar Stores	9,100	515,970
Garmin	13,600	515,304
Lear	10,700	524,300
PetSmart	8,000	523,280
Signet Jewelers	8,100	506,898
Tupperware Brands	9,300	708,660

		3,806,254

CONSUMER STAPLES — 6.5%
Dr. Pepper Snapple Group	11,500	518,305
JM Smucker	7,400	655,862
Molson Coors Brewing, Cl B	11,500	519,570

		1,693,737

ENERGY — 5.5%
Cabot Oil & Gas	5,200	274,456
CONSOL Energy	8,300	260,122
EQT	8,500	504,985
Ultra Petroleum	21,200	386,264

		1,425,827

FINANCIAL SERVICES — 15.9%
Aspen Insurance Holdings	7,700	262,647
Axis Capital Holdings	13,500	516,645
BankUnited	19,600	527,240
East West Bancorp	22,300	522,935
Equifax	8,900	522,430
HCC Insurance Holdings	13,600	526,048
Invesco	18,400	501,400
Lazard, Cl A	15,000	519,750
SVB Financial Group	3,900	258,843

		4,157,938

HEALTH CARE — 9.4%
CareFusion*	20,900	648,736
DENTSPLY International	6,200	258,912
Hologic	22,100	526,864
Laboratory Corp of America Holdings*	5,800	519,100
MEDNAX	6,000	513,360

		2,466,972

MATERIALS & PROCESSING — 9.4%
Airgas	2,700	257,148
Eastman Chemical	3,600	256,140
Packaging Corp of America	13,400	514,962
Republic Services, Cl A	16,500	526,185
Rock-Tenn, Cl A	3,300	260,535
Timken	12,200	654,042

		2,469,012

COMMON STOCK — continued
	Shares	Value

PRODUCER DURABLES — 12.5%
AGCO	4,800	$254,400
BE Aerospace	10,200	525,198
Colfax*	11,800	526,398
Foster Wheeler*	9,700	253,267
Hubbell, Cl B	5,700	518,985
Manpower	8,000	412,000
Robert Half International	14,500	510,980
Trinity Industries	6,600	262,020

		3,263,248

REAL ESTATE INVESTMENT TRUST — 4.8%
Alexandria Real Estate Equities	6,700	485,750
Digital Realty Trust	7,482	508,102
Liberty Property Trust	6,500	254,605

		1,248,457

TECHNOLOGY — 12.9%
Amphenol, Cl A	3,600	243,252
Broadridge Financial Solutions	22,500	530,325
CA	10,600	263,092
Fiserv	3,000	240,930
Global Payments	13,100	645,306
Jack Henry & Associates	6,300	261,324
KLA-Tencor	4,600	252,586
Lam Research*	6,400	263,296
Western Digital	14,100	662,700

		3,362,811

UTILITIES — 3.0%
CMS Energy	20,400	524,280
Wisconsin Energy	6,700	264,181

		788,461

Total Common Stock (Cost $20,896,517)		24,682,717

SHORT-TERM INVESTMENT — 10.7%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $2,801,557)	2,801,557	2,801,557

Total Investments — 105.2% (Cost $23,698,074)†		$27,484,274

Percentages are based upon Net Assets of $26,113,941.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2013.

Cl – Class

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $23,698,074 , and the unrealized appreciation and depreciation were $4,015,463 and $(229,263), respectively.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JANUARY 31, 2013 (Unaudited)

As of January 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-011-0400

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%
	Shares	Value

CONSUMER DISCRETIONARY — 9.0%
Arctic Cat*	21,293	$769,529
Childrens Place Retail Stores*	15,400	767,536
Saks*	33,500	362,135
Thor Industries	19,200	807,936
Wolverine World Wide	18,900	812,700

		3,519,836

CONSUMER STAPLES — 1.1%
J&J Snack Foods	6,133	417,964

ENERGY — 6.3%
Berry Petroleum, Cl A	11,100	408,702
Bonanza Creek Energy	12,151	375,223
Equities Midstream Partners LP (A)	12,300	434,436
Matrix Service*	28,139	401,825
PDC Energy*	10,900	403,627
Rex Energy*	31,600	414,908

		2,438,721

FINANCIAL SERVICES — 22.5%
AMERISAFE	25,100	718,864
Bancfirst	8,000	327,200
BBCN Bancorp	63,407	766,591
Chemical Financial	31,550	766,980
Columbia Banking System	37,200	751,440
Employers Holdings	36,200	771,422
Endurance Specialty Holdings	8,400	360,528
First Financial Bancorp	40,800	623,832
National Bank Holdings, Cl A	17,900	323,095
PrivateBancorp, Cl A	42,950	737,451
Safety Insurance Group	15,019	721,062
State Bank Financial	45,808	731,096
SVB Financial Group	12,100	803,077
Wintrust Financial	10,210	378,485

		8,781,123

HEALTH CARE — 5.0%
Given Imaging*	23,200	381,640
Omnicell	48,600	767,880
Orthofix International NV	20,619	786,615

		1,936,135

MATERIALS & PROCESSING — 5.1%
Beacon Roofing Supply	21,545	778,636
KapStone Paper and Packaging	33,331	799,944
US Silica Holdings	20,400	409,428

		1,988,008

COMMON STOCK — continued
	Shares	Value

PRODUCER DURABLES — 20.6%
AO Smith	11,500	$796,720
EnerSys*	10,200	417,486
Foster Wheeler*	14,806	386,585
Gorman-Rupp	24,700	750,633
Hurco*	15,540	461,227
Kelly Services, Cl A	50,579	806,229
Landstar System	7,200	410,688
Moog, Cl A*	17,700	775,260
Roadrunner Transportation Systems*	40,500	814,455
TAL International Group	19,700	825,430
Trex	19,100	806,975
Watts Water Technologies, Cl A	17,200	792,920

		8,044,608

REAL ESTATE INVESTMENT TRUST — 8.2%
Coresite Realty, Cl	12,480	368,160
CubeSmart, Cl	26,300	401,075
CyrusOne*	6,700	141,839
Potlatch	17,800	772,342
PS Business Parks	10,933	780,179
Summit Hotel Properties	81,553	749,472

		3,213,067

TECHNOLOGY — 11.9%
CACI International, Cl A	14,300	766,909
Coherent	13,610	754,130
Heartland Payment Systems	25,659	814,930
j2 Global	23,900	760,498
Littelfuse	6,513	416,897
Pervasive Software*	42,659	390,330
SYNNEX	20,608	740,858

		4,644,552

UTILITIES — 6.0%
ALLETE	17,100	788,994
NorthWestern	21,100	780,489
Portland General Electric	27,000	775,440

		2,344,923

Total Common Stock (Cost $31,030,904)		37,328,937

SHORT-TERM INVESTMENT — 5.1%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $1,983,594)	1,983,594	1,983,594

Total Investments — 100.8% (Cost $33,014,498)†		$39,312,531

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JANUARY 31, 2013 (Unaudited)

Percentages are based upon Net Assets of $39,017,529.

*	Non-income producing security.

(A)	Securities considered to be a Master Limited Partnership. At January 31, 2013, these securities amounted to $434,436 or 1.1% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2013.

Cl – Class

LP – Limited Partnership

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $33,014,498, and the unrealized appreciation and depreciation were $6,511,524 and $(213,491), respectively.

As of January 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most financial statements.

WHG-QH-009-1300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 57.2%
	Shares	Value

CONSUMER DISCRETIONARY — 2.3%
Time Warner	237,700	$12,008,604
Wal-Mart Stores	134,000	9,373,300

		21,381,904

CONSUMER STAPLES — 4.8%
General Mills	537,398	22,538,472
PepsiCo	311,800	22,714,630

		45,253,102

ENERGY — 12.0%
Access Midstream Partners LP (A)	342,155	12,481,814
Chevron	156,700	18,044,005
El Paso Pipeline Partners LP (A)	284,449	11,850,145
Energy Transfer Equity LP (A)	233,555	11,808,541
Enterprise Products Partners LP (A)	206,541	11,704,679
Exxon Mobil	117,400	10,562,478
Plains All American Pipeline LP (A)	239,400	12,616,380
Spectra Energy	395,600	10,989,768
Western Gas Partners (A)	235,400	12,374,978

		112,432,788

FINANCIAL SERVICES — 4.9%
Kinder Morgan	320,400	12,002,184
Magellan Midstream Partners (A)	372,438	18,849,087
MetLife	83,778	3,128,271
Travelers	144,900	11,368,854

		45,348,396

HEALTH CARE — 7.5%
Abbott Laboratories	336,900	11,414,172
AbbVie	336,900	12,360,861
Johnson & Johnson	316,800	23,417,856
Novartis ADR	342,307	23,215,261

		70,408,150

MATERIALS & PROCESSING — 1.3%
EI Du Pont de Nemours	251,800	11,947,910

PRODUCER DURABLES — 4.7%
Automatic Data Processing	194,800	11,549,692
Boeing	147,935	10,927,959
General Electric	519,600	11,576,688
Raytheon	192,843	10,158,969

		44,213,308

REAL ESTATE INVESTMENT TRUST — 8.1%
Alexandria Real Estate Equities	256,924	18,626,990
Digital Realty Trust	262,810	17,847,427
Mack-Cali Realty	667,600	18,138,692
PS Business Parks	139,961	9,987,617

COMMON STOCK — continued
	Shares/ Face Amount	Value

REAL ESTATE INVESTMENT TRUST — continued
Rayonier	207,350	$11,163,724

		75,764,450

TECHNOLOGY — 3.7%
Intel	546,700	11,502,568
Microsoft	824,800	22,657,256

		34,159,824

UTILITIES — 7.9%
AT&T	306,300	10,656,177
Nextera Energy	161,000	11,600,050
Southern	514,900	22,774,027
Vodafone Group ADR	622,900	17,017,628
Xcel Energy	410,300	11,398,134

		73,446,016

Total Common Stock (Cost $456,015,390)		534,355,848

PREFERRED STOCK — 9.7%
CONSUMER DISCRETIONARY — 0.7%
General Motors, Ser B, 4.750%	144,000	6,238,080

FINANCIAL SERVICES — 6.9%
Bank of America, Ser D, 6.204%	847,402	21,354,530
BB&T, Ser D, 5.850%	400,800	10,356,672
Hartford Financial Services Group, Ser F, 7.250%	245,700	5,589,675
JPMorgan Chase, 5.500%	438,500	10,949,345
MetLife, 5.000%	118,700	5,791,373
PNC Financial Services Group, Ser Q, 5.375%	422,800	10,633,420

		64,675,015

REAL ESTATE INVESTMENT TRUST — 0.8%
Public Storage, 5.750%	139,950	3,600,913
Public Storage, 5.900%	159,679	4,191,574

		7,792,487

UTILITIES — 1.3%
Dominion Resources, Ser A, 8.375%	230,383	6,252,595
PPL, 8.750%	108,600	5,939,334

		12,191,929

Total Preferred Stock (Cost $88,921,467)		90,897,511

CORPORATE OBLIGATIONS — 9.6%
ENERGY — 1.7%
Anadarko Petroleum 5.950%, 09/15/16	$2,750,000	3,154,077

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
Marathon Oil 5.900%, 03/15/18	$1,000,000	$1,202,470
Occidental Petroleum 2.700%, 02/15/23	7,150,000	7,128,128
Total Capital 3.000%, 06/24/15	3,825,000	4,028,643

		15,513,318

FINANCIAL SERVICES — 5.3%
American International Group 4.250%, 09/15/14	6,000,000	6,316,764
Bank of America MTN 5.650%, 05/01/18	9,000,000	10,392,210
Barclays Bank , Ser 1 5.000%, 09/22/16	4,350,000	4,888,565
Citigroup 6.375%, 08/12/14	2,250,000	2,424,436
5.900%, 12/29/49 (B)	5,000,000	5,050,000
General Electric Capital 7.125%, 12/31/49 (B)	8,500,000	9,747,375
JPMorgan Chase 6.300%, 04/23/19	3,500,000	4,269,776
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	6,500,000	6,841,204

		49,930,330

PRODUCER DURABLES — 0.5%
Boeing 6.000%, 03/15/19	2,000,000	2,456,442
CSX 6.250%, 04/01/15	2,000,000	2,231,082

		4,687,524

REAL ESTATE INVESTMENT TRUST — 0.3%
Vornado Realty 4.250%, 04/01/15	2,750,000	2,909,167

TECHNOLOGY — 1.4%
Arrow Electronics 6.000%, 04/01/20	2,500,000	2,791,018
Hewlett-Packard 1.550%, 05/30/14	3,000,000	3,007,410
Intel 3.300%, 10/01/21	7,000,000	7,286,363

		13,084,791

UTILITIES — 0.4%
Sempra Energy 2.000%, 03/15/14	3,500,000	3,550,652

Total Corporate Obligations (Cost $84,964,488)		89,675,782

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.8%
	Face Amount	Value

FHLMC 3.750%, 03/27/19	$8,000,000	$9,150,528
2.375%, 01/13/22	9,000,000	9,249,174

		18,399,702

FNMA 5.375%, 06/12/17	2,750,000	3,280,453
2.750%, 02/05/14	7,000,000	7,186,550
2.625%, 11/20/14	10,000,000	10,426,880
1.125%, 04/27/17	13,000,000	13,164,801
0.750%, 12/18/13	11,000,000	11,058,058

		45,116,742

Total U.S. Government Agency Obligations (Cost $62,140,282)		63,516,444

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bonds 3.375%, 11/15/19	6,250,000	7,091,800

U.S. Treasury Inflationary Protection Securities 2.500%, 07/15/16	1,994,965	2,308,705
1.375%, 07/15/18	6,459,101	7,549,074
1.375%, 01/15/20	5,056,945	5,987,737

		15,845,516

U.S. Treasury Notes 3.250%, 05/31/16	2,250,000	2,455,488

Total U.S. Treasury Obligations (Cost $22,561,693)		25,392,804

SHORT-TERM INVESTMENT — 13.3%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (C) (Cost $123,811,923)	123,811,923	123,811,923

Total Investments — 99.3% (Cost $838,415,243)†		$927,650,312

Percentages are based upon Net Assets of $934,329,899.

(A)	Securities considered Master Limited Partnership. At January 31, 2013, these securities amounted to $91,685,624 or 9.8% of Net Assets.

(B)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2013.

(C)	The rate reported is the 7-day effective yield as of January 31, 2013.

ADR – American Depositary Receipt

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

LP – Limited Partnership

MTN – Medium Term Note

Ser – Series

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $838,415,243, and the unrealized appreciation and depreciation were $96,725,347 and $(7,490,278), respectively.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2013 (Unaudited)

The following is a summary of the inputs used as of January 31, 2013 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$534,355,848	$—	$—	$534,355,848
Preferred Stock	90,897,511	—	—	90,897,511
Corporate Obligations	—	89,675,782	—	89,675,782
U.S. Government Agency Obligations	—	63,516,444	—	63,516,444
U.S. Treasury Obligations	—	25,392,804	—	25,392,804
Short-Term Investment	123,811,923	—	—	123,811,923

Total Investments in Securities	$749,065,282	$178,585,030	$—	$927,650,312

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2013, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-1200

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD DIVIDEND GROWTH FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.9%
	Shares	Value

CONSUMER DISCRETIONARY — 11.1%
Darden Restaurants	30,850	$1,434,525
Family Dollar Stores	23,400	1,326,780
Genuine Parts	32,900	2,238,187
McDonald’s	15,800	1,505,582
Nordstrom	13,100	723,513
TJX	18,800	849,384

		8,077,971

CONSUMER STAPLES — 18.3%
Colgate-Palmolive	19,850	2,131,294
Dr. Pepper Snapple Group	16,680	751,768
General Mills	52,400	2,197,656
Hershey	9,650	766,693
Hormel Foods	41,400	1,432,854
JM Smucker	8,100	717,903
McCormick	11,500	717,025
PepsiCo	31,000	2,258,350
Philip Morris International	17,500	1,542,800
Procter & Gamble	10,700	804,212

		13,320,555

ENERGY — 11.2%
Chevron	12,900	1,485,435
ConocoPhillips	24,300	1,409,400
Exxon Mobil	16,100	1,448,517
Marathon Oil	67,000	2,251,870
Total ADR	28,300	1,536,407

		8,131,629

FINANCIAL SERVICES — 13.6%
ACE	17,400	1,484,742
AFLAC	38,800	2,058,728
Franklin Resources	10,800	1,478,304
US Bancorp	57,900	1,916,490
Waddell & Reed Financial, Cl A	20,050	795,985
Wells Fargo	60,900	2,121,147

		9,855,396

HEALTH CARE — 12.6%
Baxter International	11,700	793,728
GlaxoSmithKline ADR	40,200	1,833,522
Johnson & Johnson	27,250	2,014,320
Novartis ADR	22,100	1,498,822
Pfizer	57,250	1,561,780
UnitedHealth Group	25,684	1,418,014

		9,120,186

MATERIALS & PROCESSING — 1.0%
PPG Industries	5,150	710,030

COMMON STOCK — continued
	Shares	Value

PRODUCER DURABLES — 13.1%
Deere	8,000	$752,480
Honeywell International	21,300	1,453,512
Raytheon	30,750	1,619,910
Union Pacific	11,180	1,469,723
United Technologies	24,900	2,180,493
WW Grainger	9,400	2,047,508

		9,523,626

TECHNOLOGY — 15.1%
Accenture, Cl A	30,550	2,196,239
CA	60,350	1,497,887
Cisco Systems	70,000	1,439,900
Microchip Technology	23,100	772,695
Microsoft	78,400	2,153,648
QUALCOMM	21,800	1,439,454
Western Digital	31,100	1,461,700

		10,961,523

UTILITIES — 2.9%
Vodafone Group ADR	76,300	2,084,516

Total Common Stock (Cost $64,971,087)		71,785,432

RIGHTS — 0.0%
Kinder Morgan* (B) (Cost $—)	10,038	—

SHORT-TERM INVESTMENT — 1.6%
Federated Prime Money Market Obligations Fund, 0.090% (A) (Cost $1,181,779)	1,181,779	1,181,779

Total Investments — 100.5% (Cost $66,152,866)†		$72,967,211

Percentages are based upon Net Assets of $72,620,557.

(A)	The rate reported is the 7-day effective yield as of January 31, 2013.

(B)	Expiration date unavailable.

*	Non-income producing security.

Amounts designated as “—” are $0.

ADR – American Depositary Receipt

Cl – Class

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $66,152,866, and the unrealized appreciation and depreciation were $7,439,160 and $(624,815), respectively.

As of January 31, 2013, all of the Fund’s investments are Level 1 in accordance with ASC 820.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD DIVIDEND GROWTH FUND
JANUARY 31, 2013 (Unaudited)

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-0500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 96.3%
	Face Amount	Value

CONSUMER DISCRETIONARY — 31.3%
Academy 9.250%, 08/01/19 (A)	$205,000	$228,575
Air Canada 9.250%, 08/01/15 (A)	360,000	379,800
Air Lease 4.500%, 01/15/16	170,000	172,550
AMC Entertainment 8.750%, 06/01/19	115,000	127,075
AMC Networks 7.750%, 07/15/21	200,000	228,500
Asbury Automotive Group 8.375%, 11/15/20	200,000	222,500
7.625%, 03/15/17	250,000	257,500
Beazer Homes USA 6.875%, 07/15/15	150,000	152,063
6.625%, 04/15/18	120,000	128,400
Boyd Gaming 7.125%, 02/01/16	210,000	210,000
6.750%, 04/15/14	350,000	348,250
CCO Holdings 7.875%, 04/30/18	235,000	251,156
7.375%, 06/01/20	200,000	222,500
Chrysler Group 8.000%, 06/15/19	250,000	273,750
Cinemark USA 8.625%, 06/15/19	165,000	182,737
CityCenter Holdings 7.625%, 01/15/16	140,000	151,025
Clear Channel Communications 5.500%, 09/15/14	630,000	604,800
Clearwire Communications 12.000%, 12/01/17 (A)	145,000	170,737
Coleman Cable 9.000%, 02/15/18	175,000	189,875
Continental Airlines 6.750%, 09/15/15 (A)	365,000	383,250
Corrections Corp of America 7.750%, 06/01/17	40,000	42,200
Dave & Buster’s 11.000%, 06/01/18	320,000	361,600
DineEquity 9.500%, 10/30/18	250,000	284,375
DISH DBS 7.125%, 02/01/16	350,000	390,250
Entravision Communications 8.750%, 08/01/17	200,000	217,500
Equinox Holdings 9.500%, 02/01/16 (A)	150,000	157,125
Gannett 9.375%, 11/15/17	200,000	219,500
Griffon 7.125%, 04/01/18	130,000	140,725

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
GWR Operating Partnershilp 10.875%, 04/01/17	$220,000	$250,250
GXS Worldwide 9.750%, 06/15/15	290,000	302,325
Harrahs 11.250%, 06/01/17	200,000	214,000
5.375%, 12/15/13	120,000	118,800
HD Supply 13.500%, 09/01/15	200,000	206,250
Hertz 7.500%, 10/15/18	185,000	203,037
Inmarsat Finance 7.375%, 12/01/17 (A)	300,000	322,500
Intelsat Luxembourg 11.500%, 02/04/17	105,000	111,300
Interactive Data 10.250%, 08/01/18	130,000	147,225
Interface 7.625%, 12/01/18	400,000	434,000
Interline Brands 7.500%, 11/15/18	180,000	195,300
International Lease Finance 5.750%, 05/15/16	175,000	188,267
J Crew Group 8.125%, 03/01/19	380,000	407,550
Jo-Ann Stores 8.125%, 03/15/19 (A)	130,000	133,900
KAR Auction Services 4.299%, 05/01/14 (B)	320,000	320,403
Lamar Media 7.875%, 04/15/18	165,000	180,881
Lear 8.125%, 03/15/20	150,000	167,625
LIN Television 8.375%, 04/15/18	225,000	245,250
Live Nation Entertainment 8.125%, 05/15/18 (A)	300,000	325,875
Local TV Finance 9.250%, 06/15/15 (A)	370,000	372,775
Manitowoc 9.500%, 02/15/18	200,000	222,000
MDC Partners 11.000%, 11/01/16	450,000	495,000
Mediacom 9.125%, 08/15/19	400,000	444,000
MGM Resorts International 7.625%, 01/15/17	150,000	164,437
7.500%, 06/01/16	388,000	424,860
6.625%, 07/15/15	65,000	70,200
NBTY 9.000%, 10/01/18	185,000	210,438
NCL 11.750%, 11/15/16	395,000	446,350
9.500%, 11/15/18	75,000	82,500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Nielsen Finance 11.625%, 02/01/14	$40,000	$43,900
Norcraft 10.500%, 12/15/15	145,000	150,075
Nortek 10.000%, 12/01/18	125,000	141,875
Petco Animal Supplies 9.250%, 12/01/18 (A)	150,000	165,938
Physio-Control International 9.875%, 01/15/19 (A)	135,000	151,200
Realogy 11.500%, 04/15/17	295,000	317,125
Regal Entertainment 9.125%, 08/15/18	250,000	279,375
Royal Caribbean Cruises 11.875%, 07/15/15	153,000	185,704
7.000%, 06/15/13	412,000	419,210
Salem Communications 9.625%, 12/15/16	403,000	443,300
Scientific Games International 9.250%, 06/15/19	405,000	452,588
Sealy Mattress 10.875%, 04/15/16 (A)	80,000	85,600
8.250%, 06/15/14	100,000	100,376
Service International 7.000%, 05/15/19	115,000	126,356
Sinclair Television Group 9.250%, 11/01/17 (A)	200,000	218,500
8.375%, 10/15/18	170,000	189,125
Sonic Automotive 9.000%, 03/15/18	300,000	329,250
Southern States 11.250%, 05/15/15 (A)	100,000	103,750
Sprint Nextel 9.125%, 03/01/17	220,000	258,500
Tenneco 7.750%, 08/15/18	170,000	185,725
Tomkins 9.000%, 10/01/18	230,000	256,738
Tower Auto Holdings 10.625%, 09/01/17 (A)	380,000	421,800
Toys R Us Property 10.750%, 07/15/17	200,000	215,000
United Air Lines 12.000%, 11/01/13 (A)	140,000	140,000
UR Merger Sub 9.250%, 12/15/19	100,000	114,750
Warner Chilcott 7.750%, 09/15/18	225,000	243,000
West 8.625%, 10/01/18	300,000	321,750

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
WMG Acquisition 11.500%, 10/01/18	$330,000	$383,625

		20,549,751

CONSUMER STAPLES — 10.0%
ARAMARK 8.500%, 02/01/15	317,000	318,984
ARAMARK Holdings 8.625%, 05/01/16 (A)	110,000	112,614
B&G Foods 7.625%, 01/15/18	171,000	184,466
Burger King 9.875%, 10/15/18	400,000	457,000
Burlington Coat Factory Warehouse 10.000%, 02/15/19	100,000	108,750
Central Garden and Pet 8.250%, 03/01/18	210,000	218,137
CKE Restaurants 11.375%, 07/15/18	383,000	446,195
Cott Beverages 8.375%, 11/15/17	110,000	119,075
Darling International 8.500%, 12/15/18	210,000	240,188
Dean Foods 9.750%, 12/15/18	450,000	513,000
Hanesbrands 8.000%, 12/15/16	82,000	89,482
Jarden 8.000%, 05/01/16	40,000	41,950
JBS USA 11.625%, 05/01/14	310,000	345,262
Liz Claiborne 10.500%, 04/15/19 (A)	325,000	362,375
Michael Foods Group 9.750%, 07/15/18	150,000	166,500
Michaels Stores 7.750%, 11/01/18	90,000	98,438
New Albertsons 7.250%, 05/01/13	80,000	80,800
Pinnacle Foods 9.250%, 04/01/15	226,000	228,260
Pinnacle Foods Finance 8.250%, 09/01/17	145,000	154,244
Prestige Brands 8.250%, 04/01/18	240,000	263,400
Revlon Consumer Products 9.750%, 11/15/15	189,000	199,395
Reynolds Group Issuer 9.000%, 04/15/19	300,000	316,500
7.875%, 08/15/19	375,000	412,500
Rite Aid 9.500%, 06/15/17	270,000	281,813
8.000%, 08/15/20	100,000	114,000
6.875%, 08/15/13	480,000	487,500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER STAPLES — continued
Yankee Candle 9.750%, 02/15/17	$215,000	$223,065
8.500%, 02/15/15	12,000	12,030

		6,595,923

ENERGY — 9.4%
Alta Mesa Holdings 9.625%, 10/15/18	175,000	183,750
Antero Resources 9.375%, 12/01/17	135,000	147,150
Arch Coal 8.750%, 08/01/16	225,000	231,187
BreitBurn Energy Partners 8.625%, 10/15/20	215,000	235,962
Carrizo Oil & Gas 8.625%, 10/15/18	250,000	269,375
CCS 11.000%, 11/15/15 (A)	450,000	450,000
Chaparral Energy 9.875%, 10/01/20	230,000	263,925
Chesapeake Energy 9.500%, 02/15/15	540,000	611,550
Cloud Peak Energy 8.250%, 12/15/17	60,000	63,750
Cloud Peak Energy Resources 8.500%, 12/15/19	175,000	190,313
Crosstex Energy 8.875%, 02/15/18	210,000	225,488
Encore Acquisition 9.500%, 05/01/16	70,000	74,802
Energy XXI 9.250%, 12/15/17	255,000	290,381
EP Energy 6.875%, 05/01/19	50,000	54,125
Forest Oil 7.250%, 06/15/19	250,000	250,625
GenOn Energy 9.875%, 10/15/20	250,000	287,500
Laredo Petroleum 9.500%, 02/15/19	140,000	158,200
Murray Energy 10.250%, 10/15/15 (A)	75,000	75,000
Newfield Exploration 7.125%, 05/15/18	200,000	209,000
Parker Drilling 9.125%, 04/01/18	330,000	356,400
Penn Virginia 10.375%, 06/15/16	300,000	320,250
Pioneer Energy Services 9.875%, 03/15/18	234,000	253,890

Quicksilver Resources 11.750%, 01/01/16	185,000	188,700
8.250%, 08/01/15	200,000	193,000

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
SandRidge Energy 9.875%, 05/15/16	$175,000	$187,250
Stone Energy 8.625%, 02/01/17	300,000	324,000
Swift Energy 7.125%, 06/01/17	75,000	76,688

		6,172,261

FINANCIAL SERVICES — 8.5%
Aircastle 9.750%, 08/01/18	285,000	327,037
Ally Financial 8.300%, 02/12/15	380,000	423,225
Antero Resources Finance 7.250%, 08/01/19	125,000	135,625
Ardagh Packaging Finance 7.375%, 10/15/17 (A)	200,000	219,750
CIT Group 4.750%, 02/15/15 (A)	290,000	304,500
Comstock Resources 8.375%, 10/15/17	150,000	159,000
CONSOL Energy 8.000%, 04/01/17	225,000	243,000
Credit Acceptance 9.125%, 02/01/17	335,000	365,988
Ford Motor Credit 5.625%, 09/15/15	100,000	109,443
Fresenius US Finance II 9.000%, 07/15/15 (A)	125,000	142,500
Icahn Enterprises 8.000%, 01/15/18	200,000	214,250
Ineos Finance 9.000%, 05/15/15 (A)	400,000	424,000
International Lease Finance 8.625%, 09/15/15	275,000	312,469
6.625%, 11/15/13	90,000	93,375
5.650%, 06/01/14	135,000	141,244
5.625%, 09/20/13	70,000	71,662
iStar Financial 5.875%, 03/15/16	80,000	81,200
Nuveen Investments 5.500%, 09/15/15	498,000	483,060
PHH 9.250%, 03/01/16	210,000	246,225
RBS Global 8.500%, 05/01/18	280,000	306,600
Regions Financial 7.750%, 11/10/14	85,000	94,031
Sabre Holdings 8.350%, 03/15/16	145,000	156,600
SM Energy 6.625%, 02/15/19	160,000	169,200
Springleaf Finance MTN 5.850%, 06/01/13	210,000	212,625

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIAL SERVICES — continued
Swift Energy 8.875%, 01/15/20	$125,000	$135,625

		5,572,234

HEALTH CARE — 7.1%
Alere 9.000%, 05/15/16	540,000	568,350
Catalent Pharma Solutions 9.500%, 04/15/15	290,000	292,900
CHS 8.000%, 11/15/19	300,000	329,250
DaVita HealthCare Partners 6.375%, 11/01/18	100,000	107,000
HCA 8.500%, 04/15/19	125,000	139,063
6.500%, 02/15/16	110,000	119,900
6.375%, 01/15/15	180,000	193,950
HealthSouth 8.125%, 02/15/20	385,000	422,537
7.250%, 10/01/18	175,000	189,875
IMS Health 12.500%, 03/01/18 (A)	200,000	238,000
Mylan 7.625%, 07/15/17 (A)	230,000	257,400
Omnicare 7.750%, 06/01/20	360,000	403,200
Select Medical 7.625%, 02/01/15	40,000	40,050
Tenet Healthcare 9.250%, 02/01/15	291,000	329,558
Universal Hospital Services 3.902%, 06/01/15 (B)	400,000	398,500
Valeant Pharmaceuticals 6.750%, 10/01/17 (A)	250,000	265,625
6.500%, 07/15/16 (A)	200,000	208,250
Vanguard Health Holding II 8.000%, 02/01/18	135,000	143,100

		4,646,508

MATERIALS & PROCESSING — 14.1%
Ainsworth Lumber 7.500%, 12/15/17 (A)	195,000	208,163
AM Castle 12.750%, 12/15/16	260,000	306,800
Amsted Industries 8.125%, 03/15/18 (A)	200,000	213,500
Appleton Papers 10.500%, 06/15/15 (A)	240,000	253,200
ArcelorMittal 9.500%, 02/15/15	250,000	281,875
4.250%, 08/05/15	150,000	154,484
Atkore International 9.875%, 01/01/18	225,000	248,062

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

MATERIALS & PROCESSING — continued
Berry Plastics 10.250%, 03/01/16	$90,000	$92,025
9.750%, 01/15/21	280,000	328,300
8.250%, 11/15/15 (A)	110,000	114,950
4.183%, 09/15/14 (B)	474,000	475,185
Boise Paper Holdings 9.000%, 11/01/17	450,000	489,375
Calumet Specialty Products Partners 9.375%, 05/01/19	125,000	137,344
Cascades 7.750%, 12/15/17	210,000	222,600
Clearwater Paper 10.625%, 06/15/16	65,000	70,525
FMG Resources 7.000%, 11/01/15 (A)	640,000	667,200
Georgia Gulf 9.000%, 01/15/17 (A)	135,000	150,862
Graphic Packaging International 9.500%, 06/15/17	370,000	395,900
7.875%, 10/01/18	185,000	203,037
Huntsman International 8.625%, 03/15/20	95,000	107,350
5.500%, 06/30/16	47,000	47,258
KB Home 5.875%, 01/15/15	175,000	185,500
Koppers 7.875%, 12/01/19	250,000	275,312
Lennar 5.600%, 05/31/15	105,000	112,350
Longview Fibre Paper & Packaging 8.000%, 06/01/16 (A)	495,000	520,988
MasTec 7.625%, 02/01/17	90,000	92,475
NOVA Chemicals 8.625%, 11/01/19	50,000	57,000
Novelis 8.750%, 12/15/20	180,000	203,400
NXP Funding 9.750%, 08/01/18 (A)	100,000	115,000
Owens-Brockway Glass Container 7.375%, 05/15/16	300,000	345,000
Packaging Dynamics 8.750%, 02/01/16 (A)	300,000	314,250
Ply Gem Industries 8.250%, 02/15/18	225,000	244,688
Polymer Group 7.750%, 02/01/19	240,000	261,000
PolyOne 7.375%, 09/15/20	210,000	233,100
Resolute Forest Products 10.250%, 10/15/18	373,000	429,882

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

MATERIALS & PROCESSING — continued
Sealed Air 7.875%, 06/15/17	$40,000	$42,400
Spectrum Brands 9.500%, 06/15/18	140,000	158,375
Steel Dynamics 6.750%, 04/01/15	200,000	201,500
Sunstate Equipment 12.000%, 06/15/16 (A)	115,000	127,363
Texas Industries 9.250%, 08/15/20	170,000	187,850

		9,275,428

PRODUCER DURABLES — 3.6%
Affinia Group 10.750%, 08/15/16 (A)	80,000	86,800
9.000%, 11/30/14	175,000	175,440
American Axle & Manufacturing 7.875%, 03/01/17	204,000	210,377
American Axle & Manufacturing Holdings 9.250%, 01/15/17 (A)	49,000	54,145
BWAY Holding 10.000%, 06/15/18	200,000	223,500
Case New Holland 7.750%, 09/01/13	40,000	41,200
Esterline Technologies 6.625%, 03/01/17	30,000	30,675
Geo Group 7.750%, 10/15/17	100,000	107,500
Huntington Ingalls Industries 6.875%, 03/15/18	140,000	153,475
Kratos Defense 10.000%, 06/01/17	450,000	493,875
Lear 7.875%, 03/15/18	300,000	323,250
Meritor 8.125%, 09/15/15	210,000	220,237
TransDigm 7.750%, 12/15/18	225,000	250,031

		2,370,505

REAL ESTATE INVESTMENT TRUST — 0.7%
DuPont Fabros Technology 8.500%, 12/15/17	175,000	189,875
Felcor Lodging 10.000%, 10/01/14	128,000	145,440
Host Hotels & Resorts 9.000%, 05/15/17	100,000	106,250

		441,565

TECHNOLOGY — 6.4%
Advanced Micro Devices 8.125%, 12/15/17	160,000	149,600

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

TECHNOLOGY — continued
Amkor Technologies 7.375%, 05/01/18	$200,000	$210,500
CCO Holdings 8.125%, 04/30/20	100,000	112,250
CDW 12.535%, 10/12/17	267,000	285,690
8.000%, 12/15/18	225,000	250,312
Digicel 12.000%, 04/01/14 (A)	200,000	215,500
Emdeon 11.000%, 12/31/19	390,000	448,500
Fidelity National Information Services 7.625%, 07/15/17	400,000	432,000
First Data 10.550%, 09/24/15	481,000	495,731
Freescale Semiconductor 10.125%, 03/15/18 (A)	75,000	82,875
Freescale Semiconductors 9.250%, 04/15/18 (A)	175,000	192,500
iGATE 9.000%, 05/01/16	285,000	313,144
Infor US 11.500%, 07/15/18	181,880	214,164
Intelsat Jackson Holdings 7.250%, 04/01/19	290,000	311,025
Magnachip Semiconductor 10.500%, 04/15/18	225,000	251,437
Nexstar Broadcasting 8.875%, 04/15/17	240,000	264,600

		4,229,828

UTILITIES — 5.2%
AES 9.750%, 04/15/16	311,000	370,090
7.750%, 10/15/15	200,000	223,500
Allbritton Communication 8.000%, 05/15/18	500,000	541,250
Calpine 7.250%, 10/15/17 (A)	291,000	308,460
Calpine Construction 8.000%, 06/01/16 (A)	125,000	131,875
Cincinnati Bell 8.250%, 10/15/17	211,000	226,561
Citizens Communications 6.625%, 03/15/15	165,000	179,025
Frontier Communications 7.875%, 04/15/15	199,000	222,383
Level 3 Financing 10.000%, 02/01/18	125,000	139,063
NRG Energy 8.500%, 06/15/19	225,000	249,187
PAETEC Holding 9.875%, 12/01/18	255,000	294,206

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

UTILITIES — continued
RRI Energy 7.625%, 06/15/14	$125,000	$133,750
Univision Communications 7.875%, 11/01/20 (A)	200,000	216,500
Virgin Media Finance 8.375%, 10/15/19	127,000	143,669

		3,379,519

Total Corporate Obligations (Cost $62,998,842)		63,233,522

Total Investments — 96.3% (Cost $62,998,842)†		$63,233,522

Percentages are based upon Net Assets of $65,641,573.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating rate security – Rate disclosed is the rate in effect on January 31, 2013.

(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on January 31, 2013. The coupon on a step bond changes on a specified date.

MTN – Medium Term Note

As of January 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $62,998,842, and the unrealized appreciation and depreciation were $515,728 and $(281,048), respectively.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2013, there were Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-012-0300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 10.9%
	Shares	Value

CANADA — 0.3%
Eldorado Gold	5,300	$59,249
Yamana Gold	4,000	65,370

		124,619

CHILE — 0.2%
Enersis	157,200	62,616

CHINA — 1.0%
China BlueChemical	113,400	81,445
Golden Eagle Retail Group	31,100	66,969
Industrial & Commercial Bank of China, Cl H	64,000	48,193
PetroChina, Cl H	51,100	72,874
Tingyi Cayman Islands Holding	26,100	73,366

		342,847

CZECH REPUBLIC — 0.2%
CEZ	2,100	68,011

EGYPT — 0.1%
Commercial International Bank Egypt	9,100	47,999

HONG KONG — 1.8%
ASM Pacific Technology	7,300	92,245
BOC Hong Kong Holdings	9,294	32,057
China Overseas Land & Investment	20,900	64,812
CNOOC	37,700	77,875
Daphne International Holdings	70,200	90,427
First Pacific	71,000	91,366
VTech Holdings	7,800	89,864
Wharf Holdings	10,500	92,742
Zoomlion Heavy Industry Science and Technology	20,299	27,588

		658,976

INDONESIA — 0.9%
Bank Mandiri Persero	92,300	85,761
Media Nusantara Citra	272,400	66,422
Telekomunikasi Indonesia Persero	74,000	73,696
United Tractors	40,500	82,123

		308,002

ISRAEL — 0.2%
Teva Pharmaceutical Industries ADR	1,700	64,583

JERSEY — 0.2%
Randgold Resources	800	75,747

LUXEMBOURG — 0.4%
Samsonite International	23,800	51,863

COMMON STOCK — continued
	Shares	Value

LUXEMBOURG — continued
Tenaris ADR	2,100	$88,347

		140,210

MALAYSIA — 0.3%
British American Tobacco Malaysia	2,700	49,881
CIMB Group Holdings	22,500	52,213

		102,094

MEXICO — 0.8%
Fomento Economico Mexicano ADR	600	64,734
Grupo Financiero Banorte, Cl O	10,200	70,203
Kimberly-Clark de Mexico, Cl A	29,100	82,004
Wal-Mart de Mexico	21,100	68,272

		285,213

PERU — 0.3%
Credicorp	600	94,038

SINGAPORE — 0.2%
Keppel Land	18,300	62,989

SOUTH AFRICA — 0.9%
Aveng	15,700	54,849
Foschini Group	4,100	53,679
Group	3,200	62,641
Impala Platinum Holdings	2,600	47,201
Massmart Holdings	2,100	42,961
Woolworths Holdings	8,200	58,303

		319,634

SOUTH KOREA — 0.7%
BS Financial Group*	4,700	62,153
Hankook Tire*	1,500	61,574
Samsung Electronics	90	119,678

		243,405

TAIWAN — 0.8%
Giant Manufacturing	12,000	63,807
Taiwan Semiconductor Manufacturing	31,000	106,566
Tripod Technology	23,000	46,348
TSRC	28,000	56,803

		273,524

THAILAND — 0.8%
Kasikornbank	12,200	81,211
PTT Exploration & Production	13,900	77,377
Siam Cement	4,200	65,352
Thai Oil	27,100	67,023

		290,963

TURKEY — 0.4%
Tupras Turkiye Petrol Rafinerileri	3,000	82,729

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2013 (Unaudited)

COMMON STOCK — continued
	Shares	Value

TURKEY — continued
Turkiye Garanti Bankasi	14,400	$72,215

		154,944

UNITED KINGDOM — 0.4%
Fresnillo	2,600	68,369
SABMiller	1,800	89,926

		158,295

Total Common Stock (Cost $3,899,982)		3,878,709

EXCHANGE TRADED FUNDS — 2.2%
UNITED STATES — 2.2%
iShares MSCI Brazil Index Fund	7,800	442,806
PowerShares India Portfolio	18,500	362,600

		805,406

Total Exchange Traded Funds (Cost $780,789)		805,406

SHORT-TERM INVESTMENT — 2.8%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $988,472)	988,472	988,472

Total Investments — 15.9% (Cost $5,669,243)†		$5,672,587

Percentages are based upon Net Assets of $35,655,429.

(A)	The rate reported is the 7-day effective yield as of January 31, 2013.

*	Non-income producing security.

ADR – American Depositary Receipt

Cl – Class

MSCI – Morgan Stanley Capital International

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $5,669,243, and the unrealized appreciation and depreciation were $105,997 and $(102,633), respectively.

As of January 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-013-0100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 83.2%
	Shares	Value

AUSTRALIA — 1.4%
Rio Tinto	1,900	$131,480

AUSTRIA — 2.8%
Vienna Insurance Group Wiener
Versicherung Gruppe	2,200	116,454
Voestalpine	3,900	142,816

		259,270

BELGIUM — 1.5%
Anheuser-Busch InBev	1,600	138,821

BRAZIL — 0.7%
Petroleo Brasileiro ADR	2,000	36,560
Vale ADR, Cl B	1,500	30,255

		66,815

CANADA — 2.1%
Agrium	800	90,756
Goldcorp	2,900	102,341

		193,097

CZECH REPUBLIC — 0.6%
CEZ	1,800	58,295

FRANCE — 4.8%
BNP Paribas	2,900	181,956
Schneider Electric	2,400	182,813
Total	1,600	86,747

		451,516

GERMANY — 4.3%
Hannover Rueckversicherung	2,500	201,836
Henkel & KGaA	1,900	141,038
RWE	1,600	60,188

		403,062

HONG KONG — 4.5%
CNOOC	74,700	154,305
Wharf Holdings	25,500	225,230
Zoomlion Heavy Industry Science and Technology	34,300	46,615

		426,150

ISRAEL — 0.9%
Teva Pharmaceutical Industries ADR	2,100	79,779

JAPAN — 8.0%
Astellas Pharma	3,200	162,896
Canon	3,900	143,513
Japan Tobacco	4,600	143,214
Keyence	700	194,204

COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Nippon Telegraph & Telephone	2,700	$113,084

		756,911

JERSEY — 1.2%
Randgold Resources ADR	1,200	112,992

LUXEMBOURG — 1.3%
Tenaris	6,000	125,786

NETHERLANDS — 0.8%
ING Groep	7,800	78,891

SINGAPORE — 1.0%
Keppel	7,900	73,405
Singapore Press Holdings	6,300	20,870

		94,275

SOUTH KOREA — 2.6%
BS Financial Group*	8,800	116,372
Samsung Electronics	100	132,975

		249,347

SWITZERLAND — 2.3%
Roche Holding	1,000	221,306

THAILAND — 1.7%
BEC World	30,600	74,396
PTT Exploration & Production	16,000	89,068

		163,464

TURKEY — 1.0%
Tupras Turkiye Petrol Rafinerileri	3,400	93,760

UNITED KINGDOM — 9.5%
British American Tobacco	3,500	182,238
GlaxoSmithKline	3,000	68,777
Informa	18,600	141,302
Lloyds Banking Group*	115,700	94,796
Persimmon*	7,500	100,215
Royal Dutch Shell, Cl B	2,900	105,510
SABMiller	2,100	104,913
Sage Group	20,300	103,895

		901,646

UNITED STATES — 30.2%
ACE	1,500	127,995
AGCO	2,600	137,800
AT&T	3,400	118,286
Bristol-Myers Squibb	1,500	54,210
Cameron International	1,300	82,303
Caterpillar	1,300	127,907
Dun & Bradstreet	2,300	187,542

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JANUARY 31, 2013 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES — continued
Exxon Mobil	900	$80,973
Freeport-McMoRan Copper & Gold	1,900	66,975
Honeywell International	3,200	218,368
International Business Machines	900	182,763
JPMorgan Chase	4,900	230,545
Kraft Foods Group	900	41,598
MetLife	3,300	123,222
Mondelez International, Cl A	2,700	75,033
Moody’s	4,400	241,208
Omnicom Group	2,500	135,700
Philip Morris International	1,600	141,056
Raytheon	1,800	94,824
Stanley Black & Decker	1,500	115,245
T. Rowe Price Group	1,400	100,030
Williams	5,000	175,250

		2,858,833

Total Common Stock (Cost $7,653,515)		7,865,496

EXCHANGE TRADED FUNDS — 1.8%
iShares MSCI France Index Fund	2,600	63,258
iShares MSCI Germany Index Fund	1,400	35,994
iShares MSCI Italy Index Fund	5,300	75,260

(Cost $169,228)		174,512

SHORT-TERM INVESTMENT — 14.7%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $1,386,672)	1,386,672	1,386,672

Total Investments — 99.7% (Cost $9,209,415)†		$9,426,680

Percentages are based upon Net Assets of $9,454,484.

(A)	The rate reported is the 7-day effective yield as of January 31, 2013.

*	Non-income producing security.

ADR – American Depositary Receipt

Cl – Class

MSCI – Morgan Stanley Capital International

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $9,209,415, and the unrealized appreciation and depreciation were $271,318 and $(54,053), respectively.

As of January 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most financial statements.

WHG-QH-015-0100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 86.6%
	Shares	Value

AUSTRIA — 2.8%
Vienna Insurance Group Wiener
Versicherung Gruppe	800	$42,347
Voestalpine	1,700	62,253

		104,600

BELGIUM — 2.3%
Anheuser-Busch InBev	700	60,734
Umicore	500	26,036

		86,770

BRAZIL — 1.4%
Petroleo Brasileiro ADR	1,200	21,936
Vale ADR, Cl B	1,400	28,238

		50,174

CANADA — 1.1%
Intact Financial, Cl Common Subscription Receipt	600	39,499

CZECH REPUBLIC — 0.9%
CEZ	1,000	32,386

FRANCE — 6.1%
AXA	1,100	20,372
BNP Paribas	600	37,646
Schneider Electric	700	53,321
Total	800	43,373
Unibail-Rodamco	300	70,897

		225,609

GERMANY — 3.8%
Hannover Rueckversicherung	1,300	104,954
RWE	1,000	37,618

		142,572

HONG KONG — 4.4%
ASM Pacific Technology	2,800	35,382
CNOOC	17,000	35,116
Samsung Electronics GDR (A)	100	38,985
VTech Holdings	3,100	35,715
Zoomlion Heavy Industry Science and Technology	13,500	18,347

		163,545

JAPAN — 4.5%
Astellas Pharma	800	40,724
Canon	1,400	51,517
Japan Tobacco	1,400	43,587
Nippon Telegraph & Telephone	700	29,318

		165,146

COMMON STOCK — continued
	Shares	Value

LUXEMBOURG — 1.4%
Tenaris	2,400	$50,315

MALAYSIA — 0.4%
CIMB Group Holdings	6,100	14,156

NETHERLANDS — 3.2%
Akzo Nobel	400	27,368
ING Groep	3,300	33,377
Koninklijke Philips Electronics	700	21,870
Wereldhave	500	34,474

		117,089

NEW ZEALAND — 1.2%
Sky Network Television	10,600	46,079

SINGAPORE — 1.9%
Keppel	5,700	52,963
Singapore Press Holdings	5,500	18,220

		71,183

SWITZERLAND — 1.8%
Roche Holding	300	66,392

TAIWAN — 0.5%
TSRC	9,000	18,258

THAILAND — 3.1%
BEC World	35,800	87,039
Thai Oil	11,000	27,205

		114,244

TURKEY — 1.0%
Tupras Turkiye Petrol Rafinerileri	1,400	38,607

UNITED KINGDOM — 12.7%
British American Tobacco	1,000	52,068
Centrica	8,300	46,100
Close Brothers Group	2,800	43,897
Fresnillo	1,600	42,073
GlaxoSmithKline	1,700	38,973
Informa	7,600	57,737
Royal Dutch Shell, Cl B	800	29,106
Sage Group	10,000	51,180
Segro	8,600	33,853
Standard Chartered	1,200	31,926
Vodafone Group	16,300	44,491

		471,404

UNITED STATES — 32.1%
ACE	1,100	93,863
AT&T	1,600	55,664

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JANUARY 31, 2013 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES — continued
Bristol-Myers Squibb	2,200	$79,508
Dun & Bradstreet	500	40,770
Freeport-McMoRan Copper & Gold	1,300	45,825
Honeywell International	1,400	95,536
International Business Machines	400	81,228
JPMorgan Chase	2,100	98,805
Kinder Morgan Energy Partners	1,100	97,790
Kraft Foods Group	500	23,110
MetLife	1,500	56,010
Mondelez International, Cl A	1,500	41,685
National Retail Properties	2,400	76,848
Philip Morris International	1,000	88,160
Raytheon	800	42,144
Stanley Black & Decker	600	46,098
T. Rowe Price Group	600	42,870
Williams	2,400	84,120

		1,190,034

Total Common Stock (Cost $3,112,470)		3,208,062

SHORT-TERM INVESTMENT — 13.5%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $501,625)	501,625	501,625

Total Investments — 100.1% (Cost $3,614,095)†		$3,709,687

Percentages are based upon Net Assets of $3,706,167.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the 7-day effective yield as of January 31, 2013.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

Cl – Class

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $3,614,095, and the unrealized appreciation and depreciation were $128,861 and $(33,270), respectively.

As of January 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-014-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013